Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) ($33.10 - $63.85, USD $)	12 Months Ended
Dec. 31, 2013
$33.10 - $63.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	$ 33.10
Exercise price, Upper limit	$ 63.85
Options outstanding, Number of options	267,600
Options outstanding, Weighted average remaining contractual life (years)	1 year 5 months 3 days
Options outstanding, Weighted average exercise price per share	$ 48.09
Options exercisable, Number of options	190,300
Options exercisable, Weighted average exercise price per share	$ 50.04